Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2017
Property and equipment, net
Schedule of property and equipment, net

	As of March 31,
	2016	2017
	(in millions of RMB)
Computer equipment and software	13,289	18,427
Buildings and leasehold improvements	6,155	10,529
Construction in progress	1,883	2,627
Furniture, office and transportation equipment	483	884

	21,810	32,467
Less: accumulated depreciation and amortization	(8,181)	(12,261)

Net book value	13,629	20,206